Share capital (Repurchase of Common Shares) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Repurchase of common shares
Number of common shares repurchased (in shares)	14.9	15.4	29.1
Weighted-average price per share (including brokerage fees) (in dollars per share)	$ 137.51	$ 172.07	$ 156.37
Amount of repurchase (including brokerage fees)	$ 2,047	$ 2,651	$ 4,551
Share Repurchase Program (02/04/2025-02/03/2026)
Repurchase of common shares
NCIB February 4, 2025 - February 3, 2026 (in shares)	20.0
Number of common shares repurchased (in shares)	14.3
Accrued liabilities	$ 39	$ 51